FINANCING AND LOANS RECEIVABLE - Changes in the provision (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCING AND LOANS
Opening Balance	R$ 2,635,209	R$ 1,928,072	R$ 1,701,729
(+) Additions	619,232	994,167	290,736
(-) Reversal	(738,732)	(189,302)	(22,801)
Closing Balance	1,668,710	2,635,209	1,928,072
Loans and receivables
FINANCING AND LOANS
Opening Balance	755,002	632,643	307,655
(+) Additions	633,338	335,762	894,870
(-) Reversal	(620,089)	(213,403)	(569,882)
Closing Balance	1,388,340	R$ 755,002	R$ 632,643
Additional Provision	R$ 1,255,761